Government assistance: (Details) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended		9 Months Ended		12 Months Ended	9 Months Ended
	Dec. 31, 2011 USD ($)	Mar. 31, 2011 USD ($)	Mar. 31, 2010 USD ($)	Dec. 31, 2011 ITO USD ($)	Dec. 31, 2011 ITO CAD	Mar. 31, 2011 ITO USD ($)	Dec. 31, 2011 Government of Canada's Department of Natural Resources USD ($)	Dec. 31, 2011 Government of Canada's Department of Natural Resources CAD
Government assistance
Government assistance received or receivable	$ 2,767	$ 1,675	$ 1,333
Annual royalties required to be paid				1,327	1,350
Royalties to be paid as percentage of gross revenues				0.33%	0.33%		1.00%	1.00%
Minimum revenue considered for payment of royalties				13,274	13,500
Cumulative amount of royalties to be paid				27,729	28,200		983	1,000
Royalties paid or payable				1,327		1,392
Royalties accrued				$ 996		$ 1,392
Period for payment of royalties							10 years	10 years